Auer Growth Fund
Schedule of Investments
August 31, 2022 - (Unaudited)
COMMON STOCKS — 93.64% Shares Fair Value
Consumer Discretionary — 9.07%
D.R. Horton, Inc. 7,200 $ 512,280
Dream Finders Homes, Inc.
(a)
18,500 228,475
Ford Motor Co. 45,000 685,800
Forestar Group, Inc.
(a)
4,700 58,468
KB Home 8,300 237,795
Landesa Home Corp.
(a)
32,000 214,400
Rave Restaurant Group, Inc.
(a)
115,000 136,850
Skyline Champion Corp.
(a)
6,000 340,020
Steven Madden Ltd. 3,700 107,707
Toll Brothers, Inc. 4,000 175,160
Vista Outdoor, Inc.
(a)
6,800 191,216
Winnebago Industries, Inc. 5,200 299,416
3,187,587
Consumer Staples — 1.23%
Cal-Maine Foods, Inc. 5,700 305,577
Pilgrim's Pride Corp.
(a)
4,500 128,115
433,692
Energy — 27.25%
Barnwell Industries, Inc.
(a)
60,000 184,200
Comstock Resources, Inc.
(a)
20,000 392,000
Continental Resources, Inc. 12,000 837,960
Coterra Energy, Inc. 23,000 710,930
Devon Energy Corp. 3,000 211,860
Diamondback Energy, Inc. 6,000 799,680
Earthstone Energy, Inc., Class A
(a)
50,000 760,000
Epsilon Energy Ltd. 80,000 576,000
Halliburton Co. 22,300 671,899
Liberty Oilfield Services, Inc., Class A
(a)
23,000 345,000
Matador Resources Co. 6,300 375,480
Mexco Energy Corp.
(a)
9,400 182,971
Murphy Oil Corp. 17,200 670,284
NexTier Oilfield Solutions, Inc.
(a)
13,500 126,495
Occidental Petroleum Corp. 5,600 397,600
PBF Energy, Inc., Class A
(a)
9,700 331,352
PDC Energy, Inc. 2,100 142,611
Peabody Energy Corp.
(a)
17,000 419,220
PHX Minerals, Inc. 90,000 297,000
Range Resources Corp.
(a)
10,000 328,600
Ranger Oil Corp. 10,000 389,900
Ring Energy, Inc.
(a)
72,000 233,280
SM Energy Co. 4,400 193,908
9,578,230
Financials — 6.03%
Banc of California, Inc. 9,200 155,296
Bankwell Financial Group, Inc. 5,000 157,600

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS — 93.64% - (continued) Shares Fair Value
Financials — 6.03% - (continued)
BCB Bancorp, Inc.
(a)
8,300 $ 149,400
Carter Bankshares, Inc.
(a)
8,500 139,995
Consumer Portfolio Services, Inc.
(a)
12,500 145,500
First US Bancshares, Inc. 11,500 108,675
Investar Holding Corp. 7,500 162,000
LendingClub Corp.
(a)
16,500 215,655
Magyar Bancorp Inc. 13,500 164,835
OP Bancorp 12,000 145,080
OptimumBank Holdings, Inc.
(a)
40,000 166,000
Richmond Mutual Bancorp, Inc. 11,300 158,426
The Bank of Princeton 4,000 114,120
Washington Federal, Inc. 4,300 137,643
2,120,225
Health Care — 2.46%
Dynavax Technologies Corp.
(a)
32,000 367,040
Sensus Healthcare, Inc.
(a)
40,000 498,000
865,040
Industrials — 17.98%
Alaska Air Group, Inc.
(a)
7,200 313,632
ArcBest Corp. 8,000 644,240
Costamare, Inc. 18,500 208,680
Covenant Transportation Group, Inc. 13,500 379,620
Cross Country Healthcare, Inc.
(a)
32,000 812,160
Euroseas Ltd. 10,300 241,432
GEE Group Inc.
(a)
220,000 158,400
Globus Maritime Ltd.
(a)
88,000 146,960
Golden Ocean Group Ltd. 20,500 196,595
Hudson Global, Inc.
(a)
5,500 194,040
Insteel Industries, Inc. 7,500 216,750
Kimball International, Inc., Class B
(a)
20,000 153,000
Knight-Swift Transportation Holdings, Inc. 5,300 267,703
Matson, Inc. 3,100 228,346
PACCAR, Inc. 3,500 306,285
PAM Transportation Services, Inc.
(a)
4,400 130,724
Pangaea Logistics Solutions Ltd. 47,000 235,470
Perma-Pipe International Holdings, Inc.
(a)
12,500 117,500
Southwest Airlines Co.
(a)
4,200 154,140
Sypris Solutions, Inc.
(a)
72,000 138,240
Titan International, Inc.
(a)
19,000 266,570
VSE Corp.
(a)
4,000 167,400
Wabash National Corp. 39,000 641,550
6,319,437
Materials — 19.12%
AdvanSix, Inc. 8,300 300,958
Avino Silver & Gold Mines
(a)
230,000 123,050

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS — 93.64% - (continued) Shares Fair Value
Materials — 19.12% - (continued)
Cleveland-Cliffs, Inc.
(a)
13,000 $ 224,510
Commercial Metals Co. 7,200 291,672
Gold Resource Corp. 155,000 263,500
Intrepid Potash, Inc.
(a)
14,500 677,585
LSB Industries, Inc.
(a)
22,500 355,050
LyondellBasell Industries NV, Class A 6,000 498,000
Mercer International, Inc. 9,000 145,980
Mosaic Co. (The) 4,800 258,576
Nucor Corp. 4,400 584,936
Nutrien Ltd. 3,300 302,841
Ramaco Resources, Inc. 47,000 495,380
Ryerson Holding Corp. 3,800 108,300
Sonoco Products Co. 4,500 283,590
Steel Dynamics, Inc. 4,300 347,096
Teck Resources Ltd., Class B 19,200 649,920
United States Steel Corp. 5,300 121,211
Westlake Corp. 7,000 690,410
6,722,565
Technology — 10.50%
Aehr Test Systems
(a)
13,000 189,020
Avnet, Inc. 6,100 267,729
Bel Fuse, Inc., Class B 8,500 241,570
Micron Technology, Inc. 6,500 367,445
ON Semiconductor Corp.
(a)
11,000 756,470
Photronics, Inc.
(a)
32,500 546,000
Richardson Electronics, Ltd. 9,700 157,431
SigmaTron International, Inc.
(a)
15,500 119,195
SMART Global Holdings, Inc.
(a)
10,000 183,500
Super Micro Computer, Inc.
(a)
5,800 377,464
TSR, Inc.
(a)
13,000 109,850
United Microelectronics Corp. - ADR
(a)
30,000 198,900
Valero Energy Corp. 1,500 175,680
3,690,254
Total Common Stocks (Cost $31,461,156) 32,917,030
MONEY MARKET FUNDS — 6.31%
Fidelity Investments Money Market Government Portfolio - Class I , 2.03%
(b)
2,218,907 2,218,907
Total Money Market Funds (Cost $2,218,907) 2,218,907
Total Investments — 99.95%
    (Cost $33,680,063) 35,135,937
Other Assets in Excess of Liabilities — 0.05% 18,785
NET ASSETS — 100.00% $ 35,154,722

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2022.
ADR - American Depositary Receipt.